Goodwill	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The change in the carrying amount of goodwill between December 31, 2024 and June 30, 2025 is as follows:

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(in thousands)
Opening balance	$9,051,410	$9,022,075
Current period acquisitions	—	46,126
Foreign exchange movement	41,000	(16,791)
Closing balance	$9,092,410	$9,051,410
There were no impairment charges for the six months ended June 30, 2025 or the year ended December 31, 2024.
KCR S.A. Group Acquisition
On August 19, 2024, the Company acquired the KCR S.A. Group ("KCR"), a CRO offering full service and functional services partnership ("FSP") clinical trial services, in exchange for consideration of $92.5 million. The acquisition of KCR has been accounted for as a business combination in accordance with ASC 805 'Business Combinations' ('ASC 805').
Deferred consideration of $1.3 million was paid during the six months ended June 30, 2025.
The purchase price allocation resulted in the recognition of goodwill of $43.4 million and intangible assets of $45.1 million, comprising customer relationships of $41.4 million and order backlog of $3.7 million. Goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of KCR and the expected synergies of the acquisition. The goodwill recognized is not deductible for income tax purposes.
HumanFirst Inc.
On January 9, 2024, the Company acquired HumanFirst Inc. ("HumanFirst"), a life sciences technology company in exchange for consideration of $13.3 million. The acquisition of HumanFirst has been accounted for as a business combination in accordance with ASC 805.
Deferred consideration of $1.2 million was paid during the six months ended June 30, 2025.
The final purchase price allocation resulted in the recognition of goodwill of $2.7 million and a developed technology intangible asset of $9.9 million. Goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of HumanFirst. The goodwill recognized is not deductible for income tax purposes.
Please refer to the section entitled "Risk Factors" of our Form 20-F filed on February 21, 2025 for a discussion of some of the principal risks that could adversely affect our business, operations and financial results including 'impairment of goodwill and intangible assets may adversely impact future results of operations'